Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 27, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Sep. 27, 2013
Orinda Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OIOAX
Orinda Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	OIOIX
Orinda Income Opportunities Fund | Class D
Risk/Return:
Trading Symbol	OIODX